CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Professional service revenues	$ 165,135	$ 120,311	$ 272,372	$ 148,233	$ 113,279
Insurance service revenues	868,783	594,191	1,371,903	870,828	727,111
Total revenues	1,033,918	714,502	1,644,275	1,019,061	840,390
Costs and operating expenses:
Insurance costs	781,352	523,129	1,226,585	750,025	651,094
Cost of providing services (exclusive of depreciation and amortization of intangible assets)	67,677	46,486	106,661	63,563	59,388
Sales and marketing	66,829	48,020	109,183	59,931	38,087
General and administrative	27,019	25,228	52,455	37,879	31,421
Systems development and programming costs	12,459	10,088	19,948	16,718	15,646
Amortization of intangible assets	26,816	20,484	51,369	17,441	12,388
Depreciation	6,460	5,552	11,737	11,676	9,201
Restructuring					2,358
Total costs and operating expenses	988,612	678,987	1,577,938	957,233	819,583
Operating income	45,306	35,515	66,337	61,828	20,807
Other income (expense):
Interest expense	(30,712)	(12,189)	(45,724)	(9,709)	(751)
Other, net	78	234	471	57	127
Income before provision for income taxes	14,672	23,560	21,084	52,176	20,183
Provision for income taxes	6,911	8,680	7,937	20,344	5,421
Net income	$ 7,761	$ 14,880	$ 13,147	$ 31,832	$ 14,762
Net income per share:
Basic	$ 0.13	$ 0.30	$ 0.26	$ 0.66	$ 0.32
Diluted	$ 0.12	$ 0.28	$ 0.24	$ 0.63	$ 0.31
Weighted average common stock outstanding:
Basic	42,914,458	10,834,724	12,353,047	9,805,384	7,842,682
Diluted	46,028,300	14,874,720	15,731,807	12,476,091	10,103,979